UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: March 31, 2009
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		HOMEFIELD CAPITAL, LP
		ADDRESS	        375 PARK AVE. SUITE 1905
				NEW YORK, NY 10152

		13F FILE NUMBER          28-12201
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, areconsidered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:	 	      William J. Vernon
		--------------------------
Title:		Chief Operating Officer

                --------------------------
Phone:		212-909-1650
                --------------------------

Signature,		Place,			and Date of Signing
William J. Vernon 	New York, NY		May 14, 2009

Report Type	[X]	13F HOLDINGS REPORT
		[ ]	13F NOTICE
		[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		             0
						     ----------
Form 13F Information Table Entry Total                      20
						     ----------
Form 13F Information Table Value Total	              $111,358
						     ----------
						     (thousands)


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Form 13F INFORMATION TABLE
                                                           value    SHARES/ SH/ PUT/ INVSTMT Other
Name of Issuer                  Title of Class CUSIP      (x$1000)  PRN AMT PRN CALL DSCRETN Managers   SOLE   SHARED NONE
----------------------------    -------------- ---------  --------  ------- --- ---- ------- -------- -------  ------ ----
Aerovironment Inc.		COM	       008073108      2090  100,000  SH		SOLE NONE     100,000 	    0	 0
Fidelity Natl Information Sv	COM	       31620M106     11375  625,000  SH		SOLE NONE     625,000 	    0	 0
Fidelity National Financial	CL A	       31620R105     10243  525,000  SH		SOLE NONE     525,000 	    0	 0
General Mls Inc  	   	COM	       370334104      6235  125,000  SH		SOLE NONE     125,000       0	 0
Halliburton Co.			COM	       406216101      6575  425,000  SH		SOLE NONE     425,000 	    0	 0
Hewlett Packard Co		COM	       428236103      7053  220,000  SH		SOLE NONE     220,000 	    0	 0
International Business Machs	COM	       459200101      6782   70,000  SH		SOLE NONE      70,000 	    0	 0
II VI Inc			COM	       902104108       256   14,900  SH		SOLE NONE      14,900 	    0	 0
Intuitive Surgical Inc		COM NEW	       46120E602      4768   50,000  SH	        SOLE NONE      50,000 	    0	 0
McCormick & Co Inc		COM NON VTG    579780206      4879  165,000  SH		SOLE NONE     165,000 	    0	 0
Precision Castparts Corp	COM	       740189105      1498   25,000  SH		SOLE NONE      25,000 	    0    0
Platinum Underwriter Hldgs L	COM	       G7127P100     11506  405,713  SH		SOLE NONE     405,713 	    0	 0
SAIC Inc			COM	       78390X101      7468  400,000  SH		SOLE NONE     400,000 	    0	 0
Skillsoft PLC			SPONSORED ADR  830928107      9649  1442317  SH		SOLE NONE     1442317       0	 0
Spirit Aerosystems Hldgs Inc	COM CL A       848574109      2991  300,000  SH		SOLE NONE     300,000 	    0	 0
SRA Intl Inc 			CL A	       78464R105       735   50,000  SH		SOLE NONE      50,000 	    0	 0
Tempur Pedic Intl Inc		COM	       88023U101      5751  787,874  SH		SOLE NONE     787,874       0	 0
Tyco Intl Ltd Bermuda		SHS	       G9143X208      8802  450,000  SH		SOLE NONE     450,000 	    0	 0
Ultra Clean Hldgs Inc		COM	       90385V107      1941  1813554  SH		SOLE NONE     1813554 	    0	 0
Varian Med Sys Inc		COM	       92220P105       761   25,000  SH		SOLE NONE      25,000       0	 0